Equity (Schedule of Outstanding Common Shares) (Details) - USD ($) $ in Thousands			1 Months Ended										12 Months Ended
	Nov. 04, 2020	Feb. 10, 2020	Nov. 30, 2020	Sep. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure Of Share capital [Line Items]
Number of shares issued							59,167,584						59,167,584		61,029,772
Treasury Stock Purchased, Shares	101,986	316,445											4,318,320	145,917
Number of shares outstanding							59,200,000						59,200,000	60,500,000	61,000,000
Issued capital							$ 59						$ 59	$ 60	$ 61
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.			Nov. 01, 2020		Mar. 01, 2020	Jan. 01, 2020			Jul. 01, 2019			Jan. 01, 2019
Number of shares issued			500,000		200,000	1,500,000			1,500,000			1,500,000
Number of shares outstanding				61,100,000	60,900,000	60,700,000			60,500,000			62,000,000
Issued capital				$ 61	$ 61	$ 61			$ 60			$ 62
Buyback program [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.			Nov. 01, 2020		Mar. 01, 2020			Sep. 01, 2019		Jun. 01, 2019	Mar. 01, 2019		Dec. 01, 2019
Treasury Stock Purchased, Shares				100,000	300,000		100,000	(1,200,000)		(2,300,000)	(700,000)
Number of shares outstanding				61,000,000	60,600,000		59,200,000	59,300,000		59,000,000	61,300,000		59,200,000
Issued capital				$ 61	$ 61		$ 59	$ 59		$ 59	$ 61		$ 59